Share based compensation - Assumptions used in estimative the fair value of share options (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) item ¥ / shares	Dec. 31, 2021 item ¥ / shares	Dec. 31, 2020 item ¥ / shares
Aggregate Intrinsic Value
Risk-free rate of return, minimum	3.10%	1.70%	2.90%
Risk-free rate of return, maximum	4.00%	3.20%	3.10%
Volatility, minimum	38.98%	34.61%	34.30%
Volatility, maximum	40.44%	37.64%	34.40%
Expected dividend yield	0.00%	0.00%	0.00%
Exercise multiple | item	2.2	2.2	2.2
Expected term	10 years	10 years	10 years
Total unrecognized compensation expense | ¥	¥ 29,131
Remaining weighted-average vesting period	3 years 1 month 2 days
Total fair value at grant date of share options held by the company's employees | ¥	¥ 158,183
Minimum
Aggregate Intrinsic Value
Fair value of ordinary share (in RMB) | ¥ / shares	¥ 28.80	¥ 11.93	¥ 10.54
Maximum
Aggregate Intrinsic Value
Fair value of ordinary share (in RMB) | ¥ / shares	¥ 43.56	¥ 31.74	¥ 10.93